Income Taxes - Reconciliation of Income Taxes Computed at the US Federal Statutory Rate to Income Tax Expense (Parenthetical) (Detail)	3 Months Ended			9 Months Ended			12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016	Sep. 30, 2016	Sep. 30, 2017	Oct. 02, 2016	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Successor
Income Tax [Line Items]
US federal statutory rate	35.00%	35.00%	35.00%	35.00%		35.00%	35.00%
Predecessor
Income Tax [Line Items]
US federal statutory rate					35.00%			35.00%	35.00%